Equity change in equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in equity [Line Items]
Equity	€ 8,120	€ 5,879	€ 6,473	€ 5,946
Profit (loss)	3,490	511	305
Equity attributable to owners of parent	6,075	3,766	4,233
Impact on hedge reserves	129	6
Currency translation differences	(139)	125
Other Comprehensive Income and Expenses recognised directly in equity, net of tax	268	(119)	456
Total other comprehensive income reclassified to profit or loss, net of tax	(15)	8	131
Comprehensive income	3,743	400	892
Comprehensive income, attributable to owners of parent	3,382	269	710
Comprehensive income, attributable to non-controlling interests	361	131	182
Scrip dividend and other dividends	(130)	(136)
Increase (decrease) in treasury share repurchase in equity	(701)	(114)	(446)
Shareholder remuneration	(1,277)	(629)	(738)
Increase (decrease) through change in equity of subsidiaries, equity	22	117	356
Increase (decrease) through share-based payment transactions, equity	13	12	0
Other treasury repurchase in equity instruments	(272)	0	0
Perpetual subordinated bonds		(513)	(8)
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	0	2	(21)
Increase (decrease) through other changes, equity	12	17	46
Other equity transactions	(225)	146	402
Dividends recognised as distributions to non-controlling interests	(446)	(379)	(160)
Equity attributable to owners of parent [member]
Changes in equity [Line Items]
Equity	6,075	3,766	4,233	4,156
Profit (loss)	3,239	341	188
Impact on hedge reserves	125	3
Currency translation differences	33	83
Other Comprehensive Income and Expenses recognised directly in equity, net of tax	158	(80)	391
Total other comprehensive income reclassified to profit or loss, net of tax	(15)	8	131
Comprehensive income	3,382	269	710
Scrip dividend and other dividends	(130)	136
Increase (decrease) in treasury share repurchase in equity	(701)	(114)	(446)
Shareholder remuneration	(831)	(250)	(578)
Increase (decrease) through change in equity of subsidiaries, equity	0	0	0
Increase (decrease) through share-based payment transactions, equity	13	12	0
Other treasury repurchase in equity instruments	(272)	0	0
Perpetual subordinated bonds		(513)	(8)
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	0	0	(88)
Increase (decrease) through other changes, equity	17	15	41
Other equity transactions	(242)	27	41
Dividends recognised as distributions to non-controlling interests	0	0	0
Non-controlling interests [member]
Changes in equity [Line Items]
Equity	2,045	2,113	2,240	€ 1,790
Profit (loss)	251	170	117
Impact on hedge reserves	4	3
Currency translation differences	(106)	42
Other Comprehensive Income and Expenses recognised directly in equity, net of tax	110	(39)	65
Total other comprehensive income reclassified to profit or loss, net of tax	0	0	0
Comprehensive income	361	131	182
Scrip dividend and other dividends	0	0
Increase (decrease) in treasury share repurchase in equity	0	0	0
Shareholder remuneration	(446)	(379)	(160)
Increase (decrease) through change in equity of subsidiaries, equity	22	117	356
Increase (decrease) through share-based payment transactions, equity	0	0	0
Other treasury repurchase in equity instruments	0	0	0
Perpetual subordinated bonds		0	0
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	0	2	67
Increase (decrease) through other changes, equity	(5)	2	5
Other equity transactions	17	119	361
Dividends recognised as distributions to non-controlling interests	€ (446)	€ (379)	€ (160)